Offerings - Offering: 1	Jan. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	984,810
Proposed Maximum Offering Price per Unit	0.9850
Maximum Aggregate Offering Price	$ 970,037.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 133.96
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional ordinary shares that become issuable under the SciSparc Ltd. 2023 Share Incentive Plan (the “2023 Plan”) by reason of any share dividend, share split, recapitalization, or any other similar transaction without receipt of consideration which results in an increase in the number of outstanding ordinary shares. Pursuant to Rule 457(c) of the Securities Act, the Proposed Maximum Offering Price Per Share with respect to the 2023 Plan is based upon the average of the high and low prices of the Registrant’s ordinary shares, as reported on the Nasdaq Capital Market on January 23, 2026, which date is within five business days prior to the filing of this Registration Statement.